UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             04/28/2009
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 86

Form 13F Information Value Total (thousands):      $68,105


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101     816     16421   SH            Sole               16421
Abbott Labs              COM                    002824100     750     15718   SH            Sole               15718
ADP                      COM                    053015103    1287     36617   SH            Sole               36617
Amgen                    COM                    031162100     583     11765   SH            Sole               11765
AutoZone Inc.            COM                    053332102    1721     10585   SH            Sole               10585
Avery Dennison           COM                    053611109     360     16106   SH            Sole               16106
Bank of New York         COM                    064058100    1656     58614   SH            Sole               58614
BLDRS Index FDS TR       Developed Market
                         Index 100 ADR          09348r201    1394     96091   SH            Sole               96091
Boston Scientific        COM                    101137107     159     19986   SH            Sole               19986
Bristol-Myers Squibb     COM                    110122108     356     16231   SH            Sole               16231
Charles Schwab Co.       COM                    808513105     990     63853   SH            Sole               63853
ChevronTexaco            COM                    166764100     541      8052   SH            Sole                8052
Cisco Systems            COM                    17275R102     734     43788   SH            Sole               43788
Clorox                   COM                    189054109     834     16206   SH            Sole               16206
CME Group Inc.           COM                    12572Q105     311      1261   SH            Sole                1261
Coca Cola Co.            COM                    191216100    1725     39248   SH            Sole               39248
Colgate Palmolive        COM                    194162103    1210     20522   SH            Sole               20522
Dell Inc.                COM                    24702R101     225     23761   SH            Sole               23761
Diageo PLC               Sponsored ADR          25243Q205     711     15891   SH            Sole               15891
Dionex                   COM                    254546104     259      5489   SH            Sole                5489
Disney (Walt)            COM                    254687106     597     32895   SH            Sole               32895
Eaton Vance              COM                    278265103     250     10960   SH            Sole               10960
eBay Inc.                COM                    278642103     483     38490   SH            Sole               38490
Ecolab                   COM                    278865100     873     25124   SH            Sole               25124
Equifax                  COM                    294429105     307     12567   SH            Sole               12567
Expeditors Int'l         COM                    302130109     257      9092   SH            Sole                9092
Exxon Mobil              COM                    30231G102     455      6684   SH            Sole                6684
Factset Research         COM                    303075105     255      5102   SH            Sole                5102
Federated Investors      COM                    314211103     594     26677   SH            Sole               26677
Franklin Resources       COM                    354613101     668     12404   SH            Sole               12404
General Electric         COM                    369604103     277     27398   SH            Sole               27398
GlaxoSmithKline PLC      Sponsored ADR          37733W105     315     10126   SH            Sole               10126
Home Depot               COM                    437076102     375     15925   SH            Sole               15925
Integra Lifesciences     COM                    457985208     200      8103   SH            Sole                8103
Intel Corp.              COM                    458140100     812     54048   SH            Sole               54048
INVESCO PLC              COM                    46127U104     839     60532   SH            Sole               60532
iShares                  1-3 Year Treasury
                         Index                  464287457     942     11170   SH            Sole               11170
iShares                  High Yield Index       464288513     217      3200   SH            Sole                3200

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
iShares                  Global Timber Index    464288174     278     12390   SH            Sole               12390
iShares                  Lehman Aggregate
                         Index                  464287226     417      4110   SH            Sole                4110
iShares                  Lehman Intermediate
                         Gov't/Cred             464288612    4808     46273   SH            Sole               46273
iShares                  MSCI EAFE Index        464287465    5958    158504   SH            Sole              158504
iShares                  S&P 500 Index          464287200    1859     23354   SH            Sole               23354
iShares                  Dow Jones Select
                         Dividend Index         464287168    1032     32951   SH            Sole               32951
iShares                  Wilshire 4500 Index    922908652     378     13389   SH            Sole               13389
Johnson & Johnson        COM                    478160104    1753     33340   SH            Sole               33340
Kellogg                  COM                    487836108     570     15565   SH            Sole               15565
Kraft Foods              COM                    50075N104     734     32914   SH            Sole               32914
Laboratory Corp.         COM                    50540R409     555      9493   SH            Sole                9493
Legg Mason               COM                    524901105     285     17925   SH            Sole               17925
LoopNet                  COM                    543524300     104     17130   SH            Sole               17130
Marsh & McLennan         COM                    571748102     753     37207   SH            Sole               37207
Medtronic                COM                    585055106     676     22946   SH            Sole               22946
Merit Medical            COM                    589889104     161     13191   SH            Sole               13191
Mettler-Toledo           COM                    592688105     215      4191   SH            Sole                4191
Microchip Tech.          COM                    595017104     581     27407   SH            Sole               27407
Microsoft                COM                    594918104    1080     58770   SH            Sole               58770
NIKE Inc.                COM                    654106103    1297     27658   SH            Sole               27658
Nokia Corp.              COM                    654902204     519     44463   SH            Sole               44463
Oracle Corp.             COM                    68389X105    1967    108836   SH            Sole              108836
Paychex                  COM                    704326107     676     26321   SH            Sole               26321
PepsiCo Inc.             COM                    713448108    1695     32920   SH            Sole               32920
Plum Creek Timber        COM                    729251108     547     18829   SH            Sole               18829
Potlatch                 COM                    737630103     430     18540   SH            Sole               18540
PPG Industries           COM                    693506107     443     11999   SH            Sole               11999
Procter & Gamble         COM                    742718109    1255     26662   SH            Sole               26662
ProShares                Ultra Short 20+
                         Year Treasuries        74347R297     555     12723   SH            Sole               12723
Rayonier                 COM                    754907103     497     16435   SH            Sole               16435
SEI Investments          COM                    784117103     174     14260   SH            Sole               14260
Sherwin Williams         COM                    824348106     863     16611   SH            Sole               16611
SPDR Index SHS FDS       MSCI ACWI ex-US        78464a607     551     27380   SH            Sole               27380
SPDR Index SHS FDS       S&P 500 Index          78462F103     210      2645   SH            Sole                2645
SPDR Index SHS FDS       DJ Wilshire REIT       78464A607    1871     70912   SH            Sole               70912
SPDR Index SHS FDS       Gold Trust             78463V107     703      7791   SH            Sole                7791
Stanley Works            COM                    854616109     538     18480   SH            Sole               18480
Starbucks                COM                    855244109     291     26215   SH            Sole               26215
Sysco Foods              COM                    871829107     656     28750   SH            Sole               28750
T. Rowe Price            COM                    74144T108     229      7929   SH            Sole                7929
Texas Instruments        COM                    882508104     440     26632   SH            Sole               26632
Time Warner Inc.         COM                    887317105     290     15015   SH            Sole               15015
Unilever PLC             Sponsored ADR          904767704     598     31596   SH            Sole               31596
United Parcel Service    COM                    911312106     860     17479   SH            Sole               17479
Wal-Mart Stores          COM                    931142103    1091     20934   SH            Sole               20934
Waters                   COM                    941848103     253      6860   SH            Sole                6860
Western Union            COM                    959802109     678     53903   SH            Sole               53903
Zimmer Holdings          COM                    98956P102     393     10760   SH            Sole               10760